Quarterly Report
January 31, 2020
MFS®  Corporate Bond Fund

Portfolio of Investments
1/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.8%
Aerospace – 2.9%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	$11,950,000	$12,746,886
L3Harris Technologies, Inc., 3.85%, 6/15/2023 (n)	21,957,000	23,335,736
L3Harris Technologies, Inc., 2.9%, 12/15/2029	13,420,000	13,990,868
Lockheed Martin Corp., 3.55%, 1/15/2026	7,857,000	8,574,583
Northrop Grumman Corp., 2.55%, 10/15/2022	31,622,000	32,292,182
Northrop Grumman Corp., 2.93%, 1/15/2025	27,106,000	28,383,226
TransDigm, Inc., 6.25%, 3/15/2026 (n)	20,921,000	22,563,299
		$141,886,780
Apparel Manufacturers – 0.2%
Tapestry, Inc., 4.125%, 7/15/2027	$8,644,000	$9,033,273
Asset-Backed & Securitized – 0.0%
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.259% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)	$703,964	$712,344
Greenwich Capital Commercial Funding Corp., 5.807%, 7/10/2038	328,897	330,726
JPMorgan Chase Commercial Mortgage Securities Corp., 5.949%, 7/15/2042 (n)(q)	1,240,046	842,087
Lehman Brothers Commercial Conduit Mortgage Trust, 1.114%, 2/18/2030 (i)	141,755	1
		$1,885,158
Automotive – 2.5%
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)	$18,222,000	$19,893,048
General Motors Co., 6.25%, 10/02/2043	10,919,000	12,904,096
General Motors Financial Co., Inc., 4%, 10/06/2026	10,385,000	10,942,685
General Motors Financial Co., Inc., 4.35%, 1/17/2027	6,485,000	6,955,702
Lear Corp., 5.25%, 1/15/2025	15,224,000	15,664,595
Lear Corp., 3.8%, 9/15/2027	36,241,000	37,787,421
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	16,628,000	17,825,722
		$121,973,269
Broadcasting – 0.9%
Discovery, Inc., 4.125%, 5/15/2029	$7,075,000	$7,730,653
Discovery, Inc., 5.3%, 5/15/2049	9,152,000	10,933,533
Fox Corp., 4.03%, 1/25/2024 (n)	5,337,000	5,743,448
Fox Corp., 5.476%, 1/25/2039 (n)	13,338,000	16,875,798
ViacomCBS, Inc., 4.375%, 3/15/2043	5,162,000	5,607,635
		$46,891,067
Brokerage & Asset Managers – 2.1%
Charles Schwab Corp., 3.85%, 5/21/2025	$22,971,000	$25,342,337
E*TRADE Financial Corp., 2.95%, 8/24/2022	10,906,000	11,157,425
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	19,865,000	20,190,687
Intercontinental Exchange, Inc., 4%, 10/15/2023	14,230,000	15,359,122
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	8,952,000	9,793,112
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	7,004,000	7,517,078
TD Ameritrade Holding Corp., 2.75%, 10/01/2029	12,545,000	12,998,306
		$102,358,067
Building – 2.1%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$16,362,000	$18,817,457
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	7,431,000	8,040,566
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	8,095,000	8,574,655
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	14,186,000	15,231,003
Masco Corp., 4.45%, 4/01/2025	3,390,000	3,735,622
Masco Corp., 4.375%, 4/01/2026	11,202,000	12,400,941
Masco Corp., 4.5%, 5/15/2047	12,265,000	13,198,599

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
Vulcan Materials Co., 4.5%, 6/15/2047	$19,500,000	$22,539,329
		$102,538,172
Business Services – 1.9%
Equinix, Inc., 2.625%, 11/18/2024	$17,822,000	$18,012,517
Equinix, Inc., 5.375%, 5/15/2027	4,197,000	4,548,709
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	2,389,000	2,507,368
Fidelity National Information Services, Inc., 3%, 8/15/2026	13,572,000	14,275,620
Fiserv, Inc., 4.4%, 7/01/2049	13,643,000	15,995,141
MSCI, Inc., 4.75%, 8/01/2026 (n)	5,205,000	5,452,238
MSCI, Inc., 5.375%, 5/15/2027 (n)	15,000,000	16,256,250
MSCI, Inc., 4%, 11/15/2029 (z)	16,808,000	17,165,170
		$94,213,013
Cable TV – 3.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$19,932,000	$26,023,637
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	34,990,000	40,316,889
Comcast Corp., 4.6%, 10/15/2038	28,500,000	35,158,216
Comcast Corp., 3.45%, 2/01/2050	10,000,000	10,739,661
Cox Communications, Inc., 3.5%, 8/15/2027 (n)	11,693,000	12,480,842
Cox Communications, Inc., 4.6%, 8/15/2047 (n)	3,670,000	4,286,047
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	19,940,000	21,032,313
Sirius XM Radio, Inc., 5%, 8/01/2027 (n)	9,137,000	9,593,850
Time Warner Cable, Inc., 4.5%, 9/15/2042	7,034,000	7,376,010
Videotron Ltd., 5%, 7/15/2022	13,220,000	13,864,475
		$180,871,940
Chemicals – 0.7%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)	$11,552,000	$11,725,415
LyondellBasell Industries N.V., 6%, 11/15/2021	9,720,000	10,324,882
Sherwin-Williams Co., 4.5%, 6/01/2047	11,884,000	14,107,581
		$36,157,878
Computer Software – 2.0%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	$27,891,000	$31,049,861
Microsoft Corp., 3.45%, 8/08/2036	20,000,000	22,599,448
Microsoft Corp., 4.1%, 2/06/2037	13,500,000	16,325,909
VeriSign, Inc., 4.625%, 5/01/2023	7,628,000	7,709,467
VeriSign, Inc., 4.75%, 7/15/2027	22,901,000	24,160,555
		$101,845,240
Computer Software - Systems – 1.9%
Apple, Inc., 2.05%, 9/11/2026	$31,675,000	$31,987,911
Apple, Inc., 3.2%, 5/11/2027	31,231,000	33,687,238
Apple, Inc., 4.5%, 2/23/2036	10,000,000	12,525,804
Apple, Inc., 3.85%, 8/04/2046	8,346,000	9,765,073
Apple, Inc., 4.25%, 2/09/2047	4,778,000	5,912,882
		$93,878,908
Conglomerates – 1.2%
Roper Technologies, Inc., 4.2%, 9/15/2028	$12,199,000	$13,787,229
Roper Technologies, Inc., 2.95%, 9/15/2029	9,027,000	9,367,146
United Technologies Corp., 4.125%, 11/16/2028	9,190,000	10,578,486
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	6,283,000	6,802,804
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	16,536,000	18,696,406
		$59,232,071
Consumer Products – 0.3%
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)	$16,079,000	$16,792,823

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 3.4%
Booking Holdings, Inc., 3.65%, 3/15/2025	$6,166,000	$6,693,256
Booking Holdings, Inc., 3.6%, 6/01/2026	18,768,000	20,469,254
Booking Holdings, Inc., 3.55%, 3/15/2028	19,096,000	20,837,057
Experian Finance PLC, 2.75%, 3/08/2030	39,907,000	40,553,513
IHS Markit Ltd., 3.625%, 5/01/2024	5,742,000	6,046,556
IHS Markit Ltd., 4%, 3/01/2026 (n)	6,085,000	6,545,330
IHS Markit Ltd., 4.25%, 5/01/2029	8,611,000	9,604,634
Service Corp. International, 5.125%, 6/01/2029	18,430,000	19,626,107
Visa, Inc., 4.15%, 12/14/2035	12,578,000	15,389,916
Visa, Inc., 3.65%, 9/15/2047	9,718,000	11,382,093
Western Union Co., 2.85%, 1/10/2025	10,521,000	10,769,059
		$167,916,775
Containers – 0.7%
Ball Corp., 4%, 11/15/2023	$11,867,000	$12,546,979
Ball Corp., 5.25%, 7/01/2025	10,467,000	11,723,040
Ball Corp., 4.875%, 3/15/2026	8,754,000	9,585,630
		$33,855,649
Electrical Equipment – 0.7%
Arrow Electronics, Inc., 3.25%, 9/08/2024	$16,437,000	$17,078,156
Arrow Electronics, Inc., 3.875%, 1/12/2028	17,987,000	18,968,754
		$36,046,910
Electronics – 2.9%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$51,503,000	$54,348,811
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	11,864,000	12,221,073
Broadcom, Inc., 4.25%, 4/15/2026 (n)	23,498,000	25,368,101
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	30,720,000	31,136,256
Texas Instruments, Inc., 2.25%, 9/04/2029	10,428,000	10,508,540
Tyco Electronics Group S.A., 3.5%, 2/03/2022	11,088,000	11,421,303
		$145,004,084
Emerging Market Quasi-Sovereign – 0.7%
Petrobras Global Finance B.V. (Federative Republic of Brazil), 6.9%, 3/19/2049	$27,102,000	$33,023,787
Energy - Integrated – 1.0%
Eni S.p.A., 4.75%, 9/12/2028 (n)	$14,052,000	$16,286,759
Eni S.p.A., 4.25%, 5/09/2029 (n)	12,206,000	13,754,559
Shell International Finance B.V., 3.75%, 9/12/2046	16,673,000	18,781,207
		$48,822,525
Entertainment – 0.5%
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028	$22,622,000	$23,678,897
Financial Institutions – 1.7%
AerCap Ireland Capital DAC, 3.65%, 7/21/2027	$29,033,000	$30,459,262
AerCap Ireland Capital Ltd., 4.875%, 1/16/2024	11,687,000	12,806,254
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	11,590,000	12,542,814
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027	13,674,000	13,840,276
International Lease Finance Corp., 5.875%, 8/15/2022	13,000,000	14,242,918
		$83,891,524
Food & Beverages – 3.6%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$8,822,000	$10,202,849
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	10,639,000	14,515,364
Constellation Brands, Inc., 3.2%, 2/15/2023	17,602,000	18,224,206
Constellation Brands, Inc., 4.25%, 5/01/2023	37,599,000	40,306,804
Danone S.A., 2.077%, 11/02/2021 (n)	11,063,000	11,122,552

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Danone S.A., 2.589%, 11/02/2023 (n)	$23,885,000	$24,512,458
Diageo Capital PLC, 2.375%, 10/24/2029	21,271,000	21,649,792
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	17,787,000	19,699,102
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)	13,224,000	14,810,880
Tyson Foods, Inc., 4.5%, 6/15/2022	6,026,000	6,359,164
		$181,403,171
Forest & Paper Products – 0.1%
International Paper Co., 6%, 11/15/2041	$3,640,000	$4,713,938
Gaming & Lodging – 2.4%
GLP Capital LP/GLP Financing II, Inc., 5.75%, 6/01/2028	$24,600,000	$28,699,836
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	5,895,000	6,798,821
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	17,700,000	18,717,750
Las Vegas Sands Corp., 3.9%, 8/08/2029	16,926,000	17,784,174
Marriott International, Inc., 4%, 4/15/2028	33,912,000	37,114,697
VICI Properties, Inc., 4.125%, 8/15/2030	8,800,000	8,912,640
		$118,027,918
Insurance – 0.7%
American International Group, Inc., 3.875%, 1/15/2035	$4,195,000	$4,621,860
American International Group, Inc., 4.7%, 7/10/2035	7,821,000	9,370,858
American International Group, Inc., 4.5%, 7/16/2044	19,504,000	23,196,692
		$37,189,410
Insurance - Health – 0.8%
Centene Corp., 4.625%, 12/15/2029	$8,155,000	$8,765,810
UnitedHealth Group, Inc., 4.625%, 7/15/2035	18,120,000	22,388,139
UnitedHealth Group, Inc., 3.5%, 8/15/2039	6,918,000	7,437,725
		$38,591,674
Insurance - Property & Casualty – 2.4%
Aon Corp., 3.75%, 5/02/2029	$25,796,000	$28,419,583
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	6,920,000	7,155,997
Chubb INA Holdings, Inc., 2.875%, 11/03/2022	8,035,000	8,274,466
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	17,407,000	18,812,946
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (z)	5,333,000	5,810,546
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	8,500,000	8,814,114
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	6,766,000	7,164,256
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039	13,978,000	17,877,162
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047	6,467,000	7,737,424
Willis North America, Inc., 2.95%, 9/15/2029	10,826,000	11,050,301
		$121,116,795
Machinery & Tools – 0.6%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$9,230,000	$9,870,895
CNH Industrial Capital LLC, 3.85%, 11/15/2027	16,974,000	17,975,216
		$27,846,111
Major Banks – 15.0%
Bank of America Corp., 2.738% to 1/23/2021, FLR (LIBOR - 3mo. + 2.738%) to 1/23/2022	$45,281,000	$45,695,490
Bank of America Corp., 3.124% to 1/20/2022, FLR (LIBOR - 3mo. + 1.16%) to 1/20/2023	17,201,000	17,612,297
Bank of America Corp., 3.004%, 12/20/2023	1,782,000	1,835,518
Bank of America Corp., 4.125%, 1/22/2024	14,866,000	16,145,427
Bank of America Corp., 4.45%, 3/03/2026	4,537,000	5,066,994
Bank of America Corp., 3.5%, 4/19/2026	19,080,000	20,588,955
Bank of America Corp., 4.183%, 11/25/2027	25,000,000	27,713,390
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	15,825,000	16,985,188
Bank of America Corp., 3.97% to 3/5/2028, FLR (LIBOR - 3mo. + 1.07%) to 3/05/2029	7,314,000	8,138,693

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Bank of America Corp., 6.1% to 3/17/2025, FLR (LIBOR - 3mo. + 3.898%) to 12/29/2049	$18,007,000	$20,186,027
Bank of America Corp., 5.875% to 3/15/2028, FLR (LIBOR - 3mo. + 2.931%) to 12/31/2059	22,420,000	25,073,855
Bank of New York Mellon Corp., 2.95%, 1/29/2023	52,612,000	54,521,965
HSBC Holdings PLC, 4.375%, 11/23/2026	10,488,000	11,556,861
JPMorgan Chase & Co., 2.295%, 8/15/2021	15,000,000	15,039,321
JPMorgan Chase & Co., 4.5%, 1/24/2022	26,589,000	28,010,969
JPMorgan Chase & Co., 3.25%, 9/23/2022	30,989,000	32,197,907
JPMorgan Chase & Co., 3.2%, 6/15/2026	9,000,000	9,575,845
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	35,000,000	38,358,599
JPMorgan Chase & Co., 3.54%, 5/01/2028	18,887,000	20,449,152
JPMorgan Chase & Co., 3.964%, 11/15/2048	12,400,000	14,539,620
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	20,011,000	23,344,691
JPMorgan Chase & Co., 6.75% to 2/01/2024, FLR (LIBOR - 3mo. + 3.78%) to 1/29/2049	15,247,000	17,188,858
Morgan Stanley, 2.5%, 4/21/2021	5,620,000	5,674,556
Morgan Stanley, 5.5%, 7/28/2021	5,652,000	5,963,075
Morgan Stanley, 2.625%, 11/17/2021	32,200,000	32,704,534
Morgan Stanley, 3.125%, 1/23/2023	22,096,000	22,926,804
Morgan Stanley, 4.431% to 1/23/2029, FLR (LIBOR - 3mo. + 1.63%) to 1/23/2030	8,224,000	9,487,517
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR + 1.143%) to 1/22/2031	36,469,000	37,061,753
PNC Bank N.A., 2.7%, 10/22/2029	14,140,000	14,562,628
Royal Bank of Canada, 2.55%, 7/16/2024	57,450,000	59,193,170
Sumitomo Mitsui Financial Group, Inc., 3.102%, 1/17/2023	33,791,000	35,041,488
Wachovia Corp., 6.605%, 10/01/2025	7,936,000	9,672,891
Wells Fargo & Co., 3.75%, 1/24/2024	19,565,000	20,895,468
Wells Fargo & Co., 2.879%, 10/30/2030	21,990,000	22,678,568
		$745,688,074
Medical & Health Technology & Services – 3.6%
Alcon, Inc., 3.8%, 9/23/2049 (n)	$5,170,000	$5,690,084
Becton, Dickinson and Co., 3.734%, 12/15/2024	1,460,000	1,567,217
Becton, Dickinson and Co., 4.685%, 12/15/2044	7,796,000	9,590,341
Becton, Dickinson and Co., 4.669%, 6/06/2047	26,561,000	33,399,281
Cigna Corp., 4.125%, 11/15/2025	17,420,000	19,178,469
HCA, Inc., 4.75%, 5/01/2023	7,090,000	7,669,616
HCA, Inc., 5.25%, 6/15/2026	8,407,000	9,607,226
HCA, Inc., 5.875%, 2/01/2029	13,893,000	16,395,130
HCA, Inc., 5.125%, 6/15/2039	3,223,000	3,717,044
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	16,800,000	17,724,672
Laboratory Corp. of America Holdings, 3.25%, 9/01/2024	16,049,000	16,880,770
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	4,792,000	5,097,612
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	8,278,000	9,674,000
Thermo Fisher Scientific, Inc., 3%, 4/15/2023	9,452,000	9,786,727
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	14,540,000	15,271,549
		$181,249,738
Medical Equipment – 1.6%
Abbott Laboratories, 4.75%, 11/30/2036	$21,877,000	$28,063,874
Boston Scientific Corp., 3.75%, 3/01/2026	10,442,000	11,377,513
Teleflex, Inc., 4.625%, 11/15/2027	2,045,000	2,152,362
Zimmer Biomet Holdings, Inc., 3.55%, 4/01/2025	20,267,000	21,631,597
Zimmer Biomet Holdings, Inc., FLR, 2.653% (LIBOR - 3mo. + 0.75%), 3/19/2021	13,874,000	13,876,844
		$77,102,190
Metals & Mining – 0.8%
Glencore Funding LLC, 3%, 10/27/2022 (n)	$2,911,000	$2,942,536
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	11,974,000	12,596,061
Steel Dynamics, Inc., 5%, 12/15/2026	21,989,000	23,546,880
		$39,085,477

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 4.2%
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	$5,122,000	$5,640,310
APT Pipelines Ltd., 5%, 3/23/2035 (n)	12,850,000	14,630,889
Cheniere Energy, Inc., 4.5%, 10/01/2029 (n)	6,387,000	6,498,773
Cheniere Energy, Inc., 3.7%, 11/15/2029	14,233,000	14,755,437
Enterprise Products Operating LLC, 4.2%, 1/31/2050	14,055,000	15,137,425
Enterprise Products Operating LLC, 3.7%, 1/31/2051	26,285,000	26,209,625
MPLX LP, 4.5%, 4/15/2038	12,937,000	13,367,201
ONEOK, Inc., 4.95%, 7/13/2047	38,103,000	42,126,341
Plains All American Pipeline, 3.55%, 12/15/2029	14,640,000	14,558,760
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	10,865,000	11,886,310
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	13,222,000	15,352,168
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	7,084,000	7,899,898
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	13,455,000	14,401,916
Western Midstream Operating LP, 5.25%, 2/01/2050	4,351,000	4,125,158
		$206,590,211
Mortgage-Backed – 0.0%
Freddie Mac, 3.244%, 8/25/2027	$1,276,000	$1,398,399
Municipals – 0.8%
New Jersey Economic Development Authority State Pension Funding Rev., “A”, 7.425%, 2/15/2029	$29,000,000	$37,675,350
Natural Gas - Distribution – 2.0%
NiSource Finance Corp., 3.85%, 2/15/2023	$10,894,000	$11,421,303
NiSource Finance Corp., 4.8%, 2/15/2044	4,239,000	5,120,525
NiSource, Inc., 2.95%, 9/01/2029	27,307,000	28,091,039
NiSource, Inc., 5.65%, 2/01/2045	8,731,000	11,596,286
Sempra Energy, 3.25%, 6/15/2027	42,879,000	45,200,922
		$101,430,075
Network & Telecom – 1.8%
AT&T, Inc., 3.8%, 3/01/2024	$15,387,000	$16,452,929
AT&T, Inc., 4.5%, 5/15/2035	13,000,000	14,961,289
AT&T, Inc., 5.35%, 12/15/2043	4,056,000	4,963,529
AT&T, Inc., 5.15%, 11/15/2046	11,464,000	13,971,791
AT&T, Inc., 5.65%, 2/15/2047	10,728,000	14,052,556
Verizon Communications, Inc., 4.812%, 3/15/2039	20,000,000	25,120,211
		$89,522,305
Oils – 1.4%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$16,090,000	$18,064,205
Marathon Petroleum Corp., 4.5%, 4/01/2048	8,860,000	9,655,754
Valero Energy Corp., 3.4%, 9/15/2026	20,305,000	21,541,962
Valero Energy Corp., 4.9%, 3/15/2045	17,086,000	20,012,555
		$69,274,476
Other Banks & Diversified Financials – 0.7%
Citigroup, Inc., 2.976% to 11/05/2029, FLR (SOFR + 1.422%) to 11/05/2030	$22,950,000	$23,816,539
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	6,746,000	7,370,343
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	4,524,000	4,806,750
		$35,993,632
Personal Computers & Peripherals – 0.4%
Equifax, Inc., 2.6%, 12/01/2024	$18,674,000	$19,181,871
Pharmaceuticals – 0.7%
Elanco Animal Health, Inc., 4.9%, 8/28/2028	$30,037,000	$34,520,063

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pollution Control – 0.9%
Republic Services, Inc., 5.25%, 11/15/2021	$6,200,000	$6,583,869
Republic Services, Inc., 2.5%, 8/15/2024	13,800,000	14,141,131
Republic Services, Inc., 3.95%, 5/15/2028	22,233,000	25,024,657
		$45,749,657
Railroad & Shipping – 0.5%
Canadian Pacific Railway Co., 4.5%, 1/15/2022	$4,058,000	$4,257,356
CSX Corp., 2.4%, 2/15/2030	18,044,000	18,059,901
		$22,317,257
Real Estate - Retail – 0.6%
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	$28,035,000	$28,533,654
Retailers – 1.8%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030	$9,114,000	$9,214,650
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050	13,671,000	13,746,161
Best Buy Co., Inc., 5.5%, 3/15/2021	17,673,000	18,222,678
Dollar General Corp., 4.15%, 11/01/2025	5,508,000	6,116,567
Dollar Tree, Inc., 4%, 5/15/2025	15,955,000	17,277,167
Dollar Tree, Inc., 4.2%, 5/15/2028	7,633,000	8,379,172
Home Depot, Inc., 3%, 4/01/2026	7,218,000	7,676,247
Home Depot, Inc., 4.875%, 2/15/2044	8,313,000	10,774,977
		$91,407,619
Specialty Chemicals – 0.1%
Ecolab, Inc., 4.35%, 12/08/2021	$3,263,000	$3,418,519
Telecommunications - Wireless – 3.0%
American Tower Corp., REIT, 4.7%, 3/15/2022	$7,973,000	$8,432,756
American Tower Corp., REIT, 3.5%, 1/31/2023	3,999,000	4,175,539
American Tower Corp., REIT, 3%, 6/15/2023	19,876,000	20,564,100
American Tower Corp., REIT, 4%, 6/01/2025	12,172,000	13,245,203
American Tower Corp., REIT, 3.6%, 1/15/2028	21,944,000	23,484,348
American Tower Corp., REIT, 3.8%, 8/15/2029	10,621,000	11,558,159
Crown Castle International Corp., 5.25%, 1/15/2023	4,570,000	4,998,142
Crown Castle International Corp., 3.15%, 7/15/2023	16,889,000	17,508,968
Crown Castle International Corp., 4.45%, 2/15/2026	15,364,000	17,110,946
Crown Castle International Corp., 4%, 3/01/2027	9,286,000	10,201,407
Crown Castle International Corp., 3.65%, 9/01/2027	8,862,000	9,568,653
T-Mobile USA, Inc., 4.75%, 2/01/2028	9,336,000	9,931,170
		$150,779,391
Telephone Services – 0.4%
Deutsche Telekom AG, 3.625%, 1/21/2050	$21,146,000	$21,849,496
Tobacco – 0.1%
Reynolds American, Inc., 3.25%, 6/12/2020	$1,586,000	$1,592,107
Reynolds American, Inc., 4%, 6/12/2022	5,408,000	5,659,760
		$7,251,867
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$4,480,000	$6,457,788
U.S. Treasury Obligations – 5.0%
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)	$96,481,000	$122,662,778
U.S. Treasury Bonds, 3%, 2/15/2048	103,550,600	125,324,541
		$247,987,319

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 7.8%
Berkshire Hathaway Energy, 4.5%, 2/01/2045	$5,432,000	$6,596,164
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	27,869,000	28,437,647
Duke Energy Corp., 3.75%, 9/01/2046	11,123,000	11,882,353
Duke Energy Corp., 4.2%, 6/15/2049	27,233,000	31,772,246
Duke Energy Progress LLC, 3.45%, 3/15/2029	11,143,000	12,222,620
EDP Finance B.V., 3.625%, 7/15/2024 (n)	10,744,000	11,307,248
Enel Finance International N.V., 2.75%, 4/06/2023 (n)	34,129,000	34,714,521
Enel Finance International N.V., 2.65%, 9/10/2024	35,433,000	36,138,626
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	8,585,000	9,165,167
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	9,461,000	11,411,908
Evergy, Inc., 2.9%, 9/15/2029	30,865,000	31,648,705
Eversource Energy, 2.9%, 10/01/2024	18,060,000	18,716,568
Exelon Corp., 3.497%, 6/01/2022	17,819,000	18,362,516
FirstEnergy Corp., 3.9%, 7/15/2027	9,834,000	10,762,427
Georgia Power Co., 3.7%, 1/30/2050	2,816,000	3,045,496
NextEra Energy Capital Holdings, Inc., 3.15%, 4/01/2024	11,886,000	12,490,678
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027	20,319,000	22,000,920
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	12,862,000	13,413,201
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	6,958,000	7,255,246
PPL Capital Funding, Inc., 5%, 3/15/2044	3,193,000	3,878,734
Public Service Enterprise Group, 2%, 11/15/2021	20,489,000	20,524,389
Southern Co., 2.95%, 7/01/2023	6,880,000	7,119,292
Virginia Electric & Power Co., 2.875%, 7/15/2029	11,354,000	11,920,651
Xcel Energy, Inc., 2.6%, 12/01/2029	9,180,000	9,300,932
Xcel Energy, Inc., 3.5%, 12/01/2049	5,510,000	5,820,189
		$389,908,444
Total Bonds		$4,865,059,699
Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 1.62% (v)	82,002,054	$82,010,254

Other Assets, Less Liabilities – 0.6%		29,604,814
Net Assets – 100.0%		$4,976,674,767
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $82,010,254 and $4,865,059,699, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $601,970,542, representing 12.1% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.259% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/06	$703,964	$712,344
Liberty Mutual Group, Inc., 3.951%, 10/15/2050	9/30/19	5,324,462	5,810,546
MSCI, Inc., 4%, 11/15/2029	11/04/19-11/18/19	16,808,000	17,165,170
Total Restricted Securities			$23,688,060
% of Net assets			0.5%

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 1/31/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	1,400	$228,943,750	March – 2020	$5,146,794
U.S. Treasury Note 2 yr	Long	USD	1,400	302,903,125	March – 2020	956,005
						$6,102,799
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	2,850	$375,220,313	March – 2020	$(5,363,925)
U.S. Treasury Ultra Note 10 yr	Short	USD	1,100	160,221,875	March – 2020	(3,198,911)
						$(8,562,836)
At January 31, 2020, the fund had liquid securities with an aggregate value of $2,596,138 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of January 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$247,987,319	$—	$247,987,319
Non - U.S. Sovereign Debt	—	33,023,787	—	33,023,787
Municipal Bonds	—	37,675,350	—	37,675,350
U.S. Corporate Bonds	—	3,880,804,208	—	3,880,804,208
Residential Mortgage-Backed Securities	—	1,398,399	—	1,398,399
Commercial Mortgage-Backed Securities	—	1,172,813	—	1,172,813
Asset-Backed Securities (including CDOs)	—	712,345	—	712,345
Foreign Bonds	—	662,285,478	—	662,285,478
Mutual Funds	82,010,254	—	—	82,010,254
Total	$82,010,254	$4,865,059,699	$—	$4,947,069,953
Other Financial Instruments
Futures Contracts – Assets	$6,102,799	$—	$—	$6,102,799
Futures Contracts – Liabilities	(8,562,836)	—	—	(8,562,836)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$117,124,607	$852,231,064	$887,352,711	$1,702	$5,592	$82,010,254
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,489,339	$—